Cash and Restricted Deposits (Details Textual) - NIS [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cash and Restricted Deposits (Textual)
Restricted deposits	$ 1,570	$ 925
Credit cards [Member]
Cash and Restricted Deposits (Textual)
Restricted deposits	$ 369
Credit cards [Member] | Maximum [Member]
Cash and Restricted Deposits (Textual)
Annual interest rate	0.05%
Credit cards [Member] | Minimum [Member]
Cash and Restricted Deposits (Textual)
Annual interest rate	0.01%
Lease [Member]
Cash and Restricted Deposits (Textual)
Restricted deposits	$ 1,201
Annual interest rate	0.01%